Exhibit G.1.a.vi
COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND,
INC.
280 Park Avenue
New York, New York 10017
August 1, 2018
COHEN & STEERS CAPITAL MANAGEMENT, INC.
280 Park Avenue
New York, New York 10017
Dear Sirs:
Cohen & Steers MLP & Energy Opportunity Fund, Inc.
(the "Corporation") herewith
confirms its agreement with Cohen & Steers Capital
Management, Inc. (the "Advisor") to reduce
the advisory fee paid pursuant to paragraph 6 of the
Investment Advisory Agreement, dated
December 17, 2013, from a monthly fee at an
annualized rate of 1.00% of average daily net
assets to a monthly fee at an annualized rate of 0.80%
of average daily net assets. The
Corporation will pay the Advisor a monthly investment
advisory fee at the annual rate of 0.80%
of the average daily net asset value of the Corporation,
notwithstanding any applicable fee
waivers or expense reimbursements.
If the foregoing is in accordance with your
understanding, please sign and return the
enclosed copy hereof.
Very truly yours,
COHEN & STEERS MLP & ENERGY
OPPORTUNITY FUND, INC.
By: /s/ Dana A. DeVivo
Name: Dana A. DeVivo
Title: Assistant Secretary
Agreed to and Accepted as of the date
first set forth above.
COHEN & STEERS CAPITAL MANAGEMENT, INC.
By: /s/ James Giallanza
Name: James Giallanza
Title: Executive Vice President